Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies [Abstract]
Schedule of future minimum payments under non-cancellable operating leases
Office rental
RMB

2017	41,848
2018	28,335
2019	1,876
2020 and after	444
72,503